General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
	(Millions)
Current assets reported within Other current assets	$81	$39
Noncurrent assets reported within Regulatory assets, deferred charges, and other	289	315
Total regulated assets	$370	$354

Current liabilities reported within Other accrued liabilities	$11	$19
Noncurrent liabilities reported within Regulatory liabilities, deferred income, and other	349	289
Total regulated liabilities	$360	$308